Credit facility and loans (Details)	1 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2020 USD ($) installment
PPP Loan
Line of Credit Facility [Line Items]
Interest rate, stated percent				1.00%
Debt instrument, face amount				$ 1,759,000
Number of repayment installments | installment				18
Revolving Credit Facility | Leumi Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Aggregate amount (up to)		$ 35,000,000	$ 35,000,000
Borrowing base calculation, MRR multiplier	400.00%
Unused capacity commitment fee, percent			0.50%
Deviation percent of actual profit/loss			20.00%
Drawn amount	$ 26,800,000
Revolving Credit Facility | Leumi Credit Facility | Line of Credit | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Basis spread			4.00%
Revolving Credit Facility | SVB Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Aggregate amount (up to)	$ 75,000,000
Borrowing base calculation, MRR multiplier	600.00%
Unused capacity commitment fee, percent	0.30%
Drawn amount		30,000,000	$ 30,000,000
Interest rate, stated percent	3.50%
Minimum liquidity requirement		$ 35,000,000
Revolving Credit Facility | SVB Credit Facility | Line of Credit | Prime Rate
Line of Credit Facility [Line Items]
Basis spread	0.25%